UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho              August 12, 2009
--------------------------     --------------------            ----------------
       [Signature]             [City, State]                      [Date]


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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:  $548,646
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

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                                                    FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                          VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED   NONE

AGNICO EAGLE MINES LTD        COM             008474108   4,919      93,726 SH           Sole       None        93,726
AGNICO EAGLE MINES LTD        COM             008474108  11,771     224,300     PUT      Sole       None       224,300
ANGLOGOLD ASHANTI LTD         SPONSORED ADR   035128206  11,754     320,882 SH           Sole       None       320,882
AURIZON MINES LTD             COM             05155P106  11,213   3,112,300 SH           Sole       None     3,112,300
BARRICK GOLD CORP             COM             067901108  25,894     771,800 SH           Sole       None       771,800
COEUR D ALENE MINES CORP IDA  COM NEW         192108504   1,488     120,938 SH           Sole       None       120,938
EXETER RES CORP               COM             301835104   8,675   2,985,000 SH           Sole       None     2,985,000
GAMMON GOLD INC               COM             36467t106  20,380   3,055,502 SH           Sole       None     3,055,502
GOLD FIELDS LTD NEW           SPONSORED ADR   38059t106   6,008     498,570 SH           Sole       None       498,570
GOLDCORP INC NEW              COM             380956409   2,745      79,000 SH           Sole       None        79,000
GOLDEN STAR RES LTD CDA       COM             38119T104   3,841   1,873,693 SH           Sole       None     1,873,693
HECLA MNG CO                  COM             422704106   2,709   1,010,958 SH           Sole       None     1,010,958
IAMGOLD CORP                  COM             450913108   5,424     535,522 SH           Sole       None       535,522
IMA EXPLORATION INC           COM             449664101     331   1,326,291 SH           Sole       None     1,326,291
JAGUAR MNG INC                COM             47009M103  32,033   4,223,900 SH           Sole       None     4,223,900
KIMBER RES INC                COM             49435N101   1,221   2,536,200 SH           Sole       None     2,536,200
KINROSS GOLD CORP             COM NO PAR      496902404   6,267     345,299 SH           Sole       None       345,299
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U950  22,692     600,000      PUT     Sole       None       600,000
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100  69,760   1,844,770 SH           Sole       None     1,844,770
MIDWAY GOLD CORP              COM             598153104     509     739,700 SH           Sole       None       739,700
MINEFINDERS LTD               COM             602900102  14,874   2,146,169 SH           Sole       None     2,146,169
NEW GOLD INC CDA              COM             644535106  12,927   4,841,739 SH           Sole       None     4,841,739
NOVAGOLD RES INC              NOTE 5.500% 5/0 66987eaa5  11,667  20,000,000 SH           Sole       None    20,000,000
NOVAGOLD RES INC              COM NEW         66987E206  23,533   5,498,264 SH           Sole       None     5,498,264
PAN AMERICAN SILVER CORP      COM             697900108     671      36,630 SH           Sole       None        36,630
POWERSHARES QQQ TRUST         UNIT SER 1      73935A954 183,490   5,043,700      PUT     Sole       None     5,043,700
RANDGOLD RES LTD              ADR             752344309   5,184      80,780 SH           Sole       None        80,780
ROYAL GOLD INC                COM             780287108   1,982      47,532 SH           Sole       None        47,532
RUBICON MINERALS C            COM             780911103   6,489   2,187,500 SH           Sole       None     2,187,500
SEABRIDGE GOLD INC            COM             811916105     452      17,408 SH           Sole       None        17,408
SILVER WHEATON CORP           COM             828336107  16,823   2,025,355 SH           Sole       None     2,025,355
SPDR GOLD TRUST               GOLD SHS        78463V107   9,893     108,500 SH           Sole       None       108,500
STILLWATER MNG CO             COM             86074q102  11,028   1,931,316 SH           Sole       None     1,931,316




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